Operating expenses - Variable compensation awards (Details) - GBP (£)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based payments
Total variable compensation	£ 342,000,000	£ 343,000,000	£ 373,000,000
Variable compensation as a % of adjusted operating profit	7.00%	9.00%
Proportion of variable compensation that is deferred	85.00%	84.00%
Of which - deferred bond awards	46.00%	48.00%
Of which - deferred share awards	54.00%	52.00%
Total non-deferred variable compensation
Share-based payments
Total variable compensation	£ 51,000,000	£ 56,000,000
Change (as a percent)	(9.00%)
Non-deferred cash awards
Share-based payments
Total variable compensation	£ 51,000,000	56,000,000
Change (as a percent)	(9.00%)
Non-deferred cash awards | Maximum
Share-based payments
Cash awards	£ 2,000
Total deferred variable compensation
Share-based payments
Total variable compensation	£ 291,000,000	287,000,000
Change (as a percent)	1.00%
Deferred bond awards
Share-based payments
Total variable compensation	£ 134,000,000	138,000,000
Change (as a percent)	(3.00%)
Deferred share awards
Share-based payments
Total variable compensation	£ 157,000,000	£ 149,000,000
Change (as a percent)	5.00%